Stockholders' Equity - Additional Information (Detail)		1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 27, 2017 Vote	Feb. 28, 2017 Vote	Jun. 30, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Mar. 31, 2017 $ / shares shares	Dec. 31, 2015 $ / shares shares
Stockholders Equity Note [Line Items]
Reverse stock split ratio		2
Common stock voting rights description			The Class A common stock is entitled to one vote per share and the Class B common stock is entitled to ten votes per share.	The Class A common stock is entitled to one vote per share and the Class B common stock is entitled to ten votes per share.
Common stock conversion basis			Class B common stock converts to Class A common stock at any time at the option of the holder, or automatically upon the date that is the earliest of (i) the date specified by a vote of the holders of at least 66 2/3% of the outstanding shares of Class B common stock, (ii) March 29, 2027, and (iii) the date that the total number of shares of Class B common stock outstanding cease to represent at least 10% of the aggregate number of shares of Class A common stock and Class B common stock then outstanding. In addition, each share of Class B common stock will convert automatically into one share of Class A common stock upon any transfer, except for certain permitted transfers described in our restated certificate of incorporation, or the Restated Certificate.
Common stock shares authorized | shares			1,000,000,000	56,025,000		56,025,000
Common stock par value per share | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock shares authorized | shares			10,000,000	0
Preferred stock par value per share | $ / shares			$ 0.0001	$ 0.0001
Class A Common Stock [Member]
Stockholders Equity Note [Line Items]
Number of votes per share | Vote	1	1
Common stock shares authorized | shares					500,000,000
Common stock par value per share | $ / shares					$ 0.0001
Class B Common Stock [Member]
Stockholders Equity Note [Line Items]
Number of votes per share | Vote	10	10
Threshold percentage of common stock conversion	10.00%	10.00%
Common stock shares authorized | shares					500,000,000
Common stock par value per share | $ / shares					$ 0.0001
Undesignated Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred stock shares authorized | shares					10,000,000
Preferred stock par value per share | $ / shares					$ 0.0001
Minimum [Member]
Stockholders Equity Note [Line Items]
Percentage of votes required for stock conversion	66.67%	66.67%